Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Cash Flows, Direct Method [Abstract]
Issuance cost	$ 265	$ 265
Reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets
Cash and cash equivalents	240,148	11,362	$ 16,848
Restricted cash, current		276	276
Restricted cash, non-current	1,004	1,004	1,281
Total cash, cash equivalents and restricted cash	$ 241,428	$ 12,642	$ 18,405